INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

6.	INCOME TAX EXPENSE

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in mainland China. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. The Hong Kong Profits Tax rate is 16.50%. The Company’s Hong Kong subsidiaries have both Hong Kong–sourced and non-Hong Kong–sourced income. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong–sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the period ended June 30, 2023 and 2024. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the Law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”), the Company’s PRC subsidiaries are generally subject to PRC corporate income tax at the statutory rate of 25% on their respective estimated assessable profits for the six months ended June 30, 2023 and 2024.

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s mainland China subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

The current and deferred components of income tax expense are as follows:

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Current income tax expense	—	—	—
Deferred income tax benefit	—	—	—
Total tax credit for the period from continuing operations	—	—	—
Total tax charge for the period from a discontinued operation	1,827	—	—

Total	1,827	—	—